7. Inventories, net (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventory write down	$ 0	$ 103	$ 366